Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Derecognized Equity Securities Measured at Fair Value Through Other Comprehensive Income (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	₩ 580,865	₩ 516,899
Accumulated other comprehensive income as of disposal date	(308,868)	326,410
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	575,288	516,883
Accumulated other comprehensive income as of disposal date	(313,427)	326,394
Unlisted
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	5,577	13
Accumulated other comprehensive income as of disposal date	4,559	13
Equity investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Disposal price	0	3
Accumulated other comprehensive income as of disposal date	₩ 0	₩ 3